CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Fund (1933 Act File No. 2-17613; 1940 Act File No. 811-1028) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statements of Additional Information used with respect to the Registrant do not differ from the Prospectus and Statements of Additional Information contained in Post-Effective Amendment No. 122 ("Amendment No. 122") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 122 was filed electronically.


                              IVY FUND


Dated:  April 22, 2003        By:  /s/Kristen A. Richards
                              -----------------------------
                              Kristen A. Richards
                              Vice President and Secretary